Financial Information - Washington Federal, INC. - Statements of Operations and Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Expense
Income before income taxes	$ 234,616	$ 215,911	$ 173,659
Income tax benefit	(83,111)	(77,728)	(62,518)
NET INCOME	151,505	138,183	111,141
Cash Flows From Operating Activities
NET INCOME	151,505	138,183	111,141
Adjustments to reconcile net income to net cash provided by operating activities
Decrease (increase) in other assets	36,350	(74,889)	21,600
Net cash provided by operating activities	181,422	174,956	261,697
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	4,261	357	1,686
Treasury stock purchased	(110,238)	(41,914)	(59,680)
Dividends paid on common stock	(37,835)	(32,430)	(25,697)
Net cash used by financing activities	(337,395)	(1,293,868)	(170,284)
Increase (decrease) in cash	(547,867)	(64,572)	(72,620)
Cash and cash equivalents at beginning of period	751,430	816,002	888,622
Cash and cash equivalents at end of period	203,563	751,430	816,002
Parent Company [Member]
Income
Dividends from subsidiary	143,799	106,234	100,600
Total Income	143,799	106,234	100,600
Expense
Miscellaneous	530	564	626
Total expense	530	564	626
Income before income taxes	143,269	105,670	99,974
Equity in undistributed net income of subsidiary	8,045	32,513	11,167
Income before income taxes	151,314	138,183	111,141
Income tax benefit	191	0	0
NET INCOME	151,505	138,183	111,141
Cash Flows From Operating Activities
NET INCOME	151,505	138,183	111,141
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(4,893)	(32,513)	(4,382)
Decrease (increase) in other assets	1	36	(37)
Increase in other liabilities	1,698	2,508	1,121
Net cash provided by operating activities	148,311	108,214	107,843
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	4,261	357	1,686
Treasury stock purchased	(110,238)	(41,914)	(59,680)
Dividends paid on common stock	(37,835)	(32,430)	(26,796)
Net cash used by financing activities	(143,812)	(73,987)	(84,790)
Increase (decrease) in cash	4,499	34,227	23,053
Cash and cash equivalents at beginning of period	61,926	27,699	4,646
Cash and cash equivalents at end of period	$ 66,425	$ 61,926	$ 27,699